BOND PAYABLE	12 Months Ended
Dec. 31, 2022
BOND PAYABLE
BOND PAYABLE

11.         BOND PAYABLE

On October 29, 2019, Fang Holdings Limited issued a 364-day RMB-denominated bond (“Bond”) at par in the amount of RMB 720,000 (equivalent to US$102,009) with an annual interest rate of 4.8%. In 2020, Fang Holdings Limited redeemed the 1-year Bond and reissued a 3-year Bond with an annual interest rate of 4.25%. As a result of this change in the underlying asset, from 2020 onwards, the investment in the trust was reclassified as long-term investment. On September 21, 2022, Fang Holdings Limited extended the trust term by an additional year, with the new maturity date set to October 21, 2023.